Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Types (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 531,064	$ 76,997	¥ 2,184,520	¥ 1,294,371
Other Educational Products and Services
Disaggregation Of Revenue [Line Items]
Net revenues	415,699		55,910	75,807
Teaching and Learning SaaS Offerings
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 115,365
Online K-12 Tutoring Services
Disaggregation Of Revenue [Line Items]
Net revenues			¥ 2,128,610	¥ 1,218,564